Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Diluted net loss per share	$ (1.00)	$ (3.15)	$ (11.81)	$ (9.32)
Weighted average number of diluted common shares outstanding	1,696,022	1,151,207	1,230,577	1,070,541